World Omni Auto Receivables Trust 2012-B	Exhibit 99.1
Monthly Servicer Certificate
December 31, 2013

Dates Covered
Collections Period	12/01/13 - 12/31/13
Interest Accrual Period	12/16/13 - 01/14/14
30/360 Days	30
Actual/360 Days	30
Distribution Date	01/15/14

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/13	428,151,724.28	27,264
Yield Supplement Overcollateralization Amount at 11/30/13	7,580,695.70	0
Receivables Balance at 11/30/13	435,732,419.98	27,264
Principal Payments	17,120,953.00	915
Defaulted Receivables	824,130.73	44
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/13	7,145,097.28	0
Pool Balance at 12/31/13	410,642,238.97	26,305

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	714,416,707.35	38,507

Delinquent Receivables:
Past Due 31-60 days	7,007,592.90	547
Past Due 61-90 days	1,704,882.82	132
Past Due 91 + days	306,047.08	23
Total	9,018,522.80	702

Total 31+ Delinquent as % Ending Pool Balance	2.20%

Recoveries	513,292.76

Aggregate Net Losses/(Gains) - December 2013	310,837.97

Overcollateralization Target Amount	18,478,900.75
Actual Overcollateralization	18,478,900.75

Weighted Average APR	3.65%
Weighted Average APR, Yield Adjusted	4.68%
Weighted Average Remaining Term	48.01

Flow of Funds	$ Amount

Collections	18,945,162.60
Advances	5,344.87
Investment Earnings on Cash Accounts	2,354.40
Servicing Fee	(363,110.35)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	18,589,751.52

Distributions of Available Funds
(1) Class A Interest	201,824.30
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	12,668.77
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	16,721,558.47
(7) Distribution to Certificateholders	1,653,699.98
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	18,589,751.52

Servicing Fee	363,110.35
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	669,515,000.00
Original Class B	14,342,000.00

Total Class A & B
Note Balance @ 12/16/13	408,884,896.69
Principal Paid	16,721,558.47
Note Balance @ 01/15/14	392,163,338.22

Class A-1
Note Balance @ 12/16/13	0.00
Principal Paid	0.00
Note Balance @ 01/15/14	0.00
Note Factor @ 01/15/14	0.0000000%

Class A-2
Note Balance @ 12/16/13	111,027,896.69
Principal Paid	16,721,558.47
Note Balance @ 01/15/14	94,306,338.22
Note Factor @ 01/15/14	43.2597882%

Class A-3
Note Balance @ 12/16/13	176,000,000.00
Principal Paid	0.00
Note Balance @ 01/15/14	176,000,000.00
Note Factor @ 01/15/14	100.0000000%

Class A-4
Note Balance @ 12/16/13	107,515,000.00
Principal Paid	0.00
Note Balance @ 01/15/14	107,515,000.00
Note Factor @ 01/15/14	100.0000000%

Class B
Note Balance @ 12/16/13	14,342,000.00
Principal Paid	0.00
Note Balance @ 01/15/14	14,342,000.00
Note Factor @ 01/15/14	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	214,493.07
Total Principal Paid	16,721,558.47
Total Paid	16,936,051.54

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	39,785.00
Principal Paid	16,721,558.47
Total Paid to A-2 Holders	16,761,343.47

Class A-3
Coupon	0.61000%
Interest Paid	89,466.67
Principal Paid	0.00
Total Paid to A-3 Holders	89,466.67

Class A-4
Coupon	0.81000%
Interest Paid	72,572.63
Principal Paid	0.00
Total Paid to A-4 Holders	72,572.63

Class B
Coupon	1.06000%
Interest Paid	12,668.77
Principal Paid	0.00
Total Paid to B Holders	12,668.77

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3136519
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	24.4518349
Total Distribution Amount	24.7654868

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.1825000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	76.7043967
Total A-2 Distribution Amount	76.8868967

A-3 Interest Distribution Amount	0.5083334
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.5083334

A-4 Interest Distribution Amount	0.6750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.6750000

B Interest Distribution Amount	0.8833336
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.8833336

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 11/30/13	79,032.33
Balance as of 12/31/13	84,377.20
Change	5,344.87

Reserve Account
Balance as of 12/16/13	1,748,995.36
Investment Earnings	222.83
Investment Earnings Paid	(222.83)
Deposit/(Withdrawal)	-
Balance as of 01/15/14	1,748,995.36
Change	-

Required Reserve Amount	1,748,995.36